Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Composition and Movement in Deferred Taxes

Composition and movement in deferred taxes:

	In non-current liabilities (1)	In non-current assets (1)
	USD in thousands

Balance as of January 1, 2023	(3,432)	3,271

Charged to profit or loss	1,725	(1,686)
Adjustments arising from translating financial statements from functional currency to presentation currency	132	(126)

Balance as of December 31, 2023	(1,575)	1,459

Charged to profit or loss	404	(368)
Adjustments arising from translating financial statements from functional currency to presentation currency	14	(13)

Balance as of December 31, 2024	(1,157)	1,078

As shown on balance sheet (2):	(79)	-

(1)	The deferred taxes are computed at a tax rate of 23%.

(2)	The deferred tax shown above is not netted off within companies. The balance sheet shows the net position.

Schedule of Taxes on Income Included in Profit or Loss	Taxes on income included in profit or loss:
	Year ended December 31,
	2024	2023	2022*
	USD in thousands

Current taxes	276	210	131
Deferred taxes	(37)	(39)	(1,039)
Tax previous years	318	-	132
	557	171	(776)

*	Comparative figures including the discontinued operation results.

Schedule of Reconciliation Between the Tax Expense, Assuming that all the Income and Expenses, Gains and Loss

The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss, is as follows:

	Year ended December 31,
	2024	2023	2022
	USD in thousands

Loss before taxes on income	(36,589)	(84,435)*	(80,739)*

Statutory tax rate	23%	23%	23%

Tax computed at the statutory tax rate	(8,415)	(19,420)	(18,570)

Increase (decrease) in taxes on income resulting from the following factors:
Adjustment of deferred tax balances relating to prior years	(37)	-	-
Different tax rate applicable to foreign subsidiary	(4)	(2)	(225)
Utilization of carryforward losses for which no deferred taxes were computed in the past	(31)	(98)	-
Other losses and temporary differences for which no deferred taxes were computed	7,380	19,026	17,699
Non-deductible expenses for tax purposes	853	-	-
Tax previous years	318	-	132
Other, net	493	665	225

Taxes on income	557	171	(739)

*	Comparative figures including the discontinued operation results.